Note 15 - Shareholders' Equity - Share Repurchases (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Shares repurchased (in shares)	80,636	44,464	129,500
Cost	$ 379,675	$ 195,206	$ 543,420